Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commissions paid to related party	$ 372,806	$ 475,792	$ 517,828
Vessel operating expenses, related party	233,077	305,150	347,363
Other general and administrative expenses, related party	2,000,000	2,000,000	2,000,000
Net gain on sale of vessels, related party	27,741	77,022	0
Impairment loss and loss on write-down of vessel held for sale	$ 29,469	$ 28,055	$ 0